Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Income Tax Assets
Net operating loss	$ 334,955	$ 243,632
Non-qualified stock options	0	1,735
Reserves	4,550	5,092
Loan repurchase reserve	5,219	12,991
Restructuring reserve	2,532	757
Accruals	0	112
Deferred revenue	22	7,688
Internal use software	6,172	0
Other	2,382	3,908
Total Deferred Income Tax Assets	355,832	275,915
Deferred Income Tax Liabilities
Non-qualified stock options	(6,215)	0
Internal use software	0	(3,167)
Intangible assets	(840)	(547)
Depreciation	(1,741)	(1,775)
Total Deferred Income Tax Liabilities	(8,796)	(5,489)
Net Deferred Tax Asset before Valuation Allowance	347,036	270,426
Less: Valuation Allowance	(346,833)	(270,139)
Deferred Income Tax Assets, Net	$ 203	$ 287